Segment Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) Segment	Dec. 31, 2022 CAD ($)
Disclosure Of Operating Segments [Line Items]
Number of reportable segments | Segment	4
Equity-accounted investees	$ 538,331	$ 519,255
Share of profit (loss) of equity-accounted investees	$ 6,758	$ (43,002)
Liquor Retail | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	Liquor retail includes the sale of wines, beers and spirits through owned liquor stores.
Cannabis Retail | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	Cannabis retail includes the private sale of adult-use cannabis through owned and franchise retail cannabis stores.
Cannabis Operations | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	Cannabis operations include the cultivation, distribution and sale of cannabis for the adult-use and medical markets domestically and for export, and providing proprietary cannabis processing services, in addition to product development, manufacturing, and commercialization of cannabis consumer packaged goods.
Investments | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	Investments include the deployment of capital to investment opportunities.